Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 20%	Nov. 29, 2024
Fidelity Asset Manager 20% | Return Before Taxes
Average Annual Return:
Past 1 year	7.99%
Past 5 years	3.93%
Past 10 years	3.32%
Fidelity Asset Manager 20% | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.66%
Past 5 years	2.87%
Past 10 years	2.16%
Fidelity Asset Manager 20% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.79%
Past 5 years	2.66%
Past 10 years	2.16%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0056
Average Annual Return:
Past 1 year	8.69%
Past 5 years	3.83%
Past 10 years	3.28%